Financial Instruments	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Financial Instruments
33.	Financial Instruments

(1)	Capital management

Under the presumption that a certain level of financial stability is maintained, the Group has capital management policies which emphasize operational efficiency of invested capital, maximize corporate value by utilizing funds in investments (including investments in capital expenditure, research and development and M&A) which are expected to generate revenue which exceeds the cost of capital to enable sustainable growth and, at the same time, meet the demands of shareholders by providing returns to shareholders based on profits. The necessary funds to achieve this are primarily provided through cash flows from operating activities which are generated from maintaining and enhancing the Group’s earnings power, and the Group raises funds through borrowings from banks and the issuance of corporate bonds, as necessary.

The Group identifies Return on Equity (“ROE”) and Debt Equity Ratio (“D/E ratio”) as key management indicators to achieve medium and long-term profit growth and stability of the financial base. ROE is calculated by dividing profit for the year attributable to owners of the parent by the equity attributable to owners of the parent. D/E ratio is calculated by dividing interest-bearing debts by the equity attributable to owners of the parent.

	As of March 31, 2019	As of March 31, 2018
ROE (%)	7.9	6.0
D/E Ratio (times)	0.73	0.69

There are no significant capital regulations which are applied to the Company.

(2)	Classification of financial instruments

(a)	Valuation techniques used to measure the fair value for the financial instruments with a carrying amount measured at fair value

(i)	Equity instruments

The fair value of marketable equity instruments is measured using quoted market prices at the end of the reporting period.

The fair value of non-marketable equity instruments is estimated using appropriate valuation techniques, such as the market approach.

(ii)	Derivatives

The fair value of derivatives is measured with reference to prices provided by the counterparty and forward exchange rates.

(b)	Classification by levels in the fair value hierarchy

The fair value hierarchy of financial instruments is classified from Level 1 to Level 3 as follows:

Level 1:	Fair value measured with quoted prices in active markets for identical assets or liabilities,

Level 2:	Fair value measured using inputs that are directly or indirectly observable for assets or liabilities other than those in Level 1,

Level 3:	Fair value measured using inputs that are not based on observable market data for assets or liabilities.

(c)	Method to measure the changes in fair value

FVPL: Method of measuring changes in fair value through profit or loss

FVOCI: Method of measuring changes in fair value through other comprehensive income

(d)	Carrying amounts of financial instruments by classification

The carrying amounts of financial instruments by classification as of March 31, 2019 and 2018 are as follows:

As of March 31, 2019

Financial assets

	(Millions of Yen)
	Carrying amount
	Amortized cost	Fair value		Total
		FVPL	FVOCI
Current assets
Cash and cash equivalents	163,176	—	—	163,176
Trade and other receivables	900,563	—	—	900,563
Other financial assets	12,844	590	3,480	16,915
Derivatives	—	590	3,480	4,071
Debt instruments	12,844	—	—	12,844
Non-current assets
Other financial assets	84,211	—	728,456	812,668
Equity instruments	—	—	718,470	718,470
Derivatives	—	—	9,985	9,985
Debt instruments	84,211	—	—	84,211

Derivatives included in FVOCI represent the effective portion of hedging instruments designated in cash flow hedge.

The carrying amount of “trade and other receivables” in the table above does not include the assets recognized in accordance with IFRS 15 which amounts to 67,769 million yen.

Financial liabilities

	(Millions of Yen)
	Carrying amount
	Amortized cost	Fair value		Total
		FVPL	FVOCI
Current liabilities
Trade and other payables	1,611,403	—	—	1,611,403
Bonds and borrowings	506,571	—	—	506,571
Other financial liabilities Derivatives	—	258	758	1,017
Non-current liabilities
Bonds and borrowings	1,815,905	—	—	1,815,905
Other financial liabilities Derivatives	—	—	6,501	6,501
Other non-current liabilities	142,149	—	—	142,149

Derivatives included in FVOCI represent the effective portion of hedging instruments designated in cash flow hedge.

The carrying amount of “other non-current liabilities” in the table above does not include the liabilities recognized in accordance with IAS 19 which amounts to 24,085 million yen.

As of March 31, 2018

Financial assets

	(Millions of Yen)
	Carrying amount
	Amortized cost	Fair value		Total
		FVPL	FVOCI
Current assets
Cash and cash equivalents	142,869	—	—	142,869
Trade and other receivables	832,040	—	—	832,040
Other financial assets	12,351	61	6,765	19,178
Derivatives	—	61	6,765	6,827
Debt instruments	12,351	—	—	12,351
Non-current assets
Other financial assets	74,538	—	933,088	1,007,627
Equity instruments	—	—	926,465	926,465
Derivatives	—	—	6,623	6,623
Debt instruments	74,538	—	—	74,538

Derivatives included in FVOCI represent the effective portion of hedging instruments designated in cash flow hedge.

Financial liabilities

	(Millions of Yen)
	Carrying amount
	Amortized cost	Fair value		Total
		FVPL	FVOCI
Current liabilities
Trade and other payables	1,580,597	—	—	1,580,597
Bonds and borrowings	496,833	—	—	496,833
Other financial liabilities Derivatives	—	329	344	674
Non-current liabilities
Bonds and borrowings	1,611,153	—	—	1,611,153
Other financial liabilities Derivatives	—	—	6,572	6,572
Other non-current liabilities	120,156	—	—	120,156

Derivatives included in FVOCI represent the effective portion of hedging instruments designated in cash flow hedge.

The carrying amount of “other non-current liabilities” in the table above does not include the liabilities recognized in accordance with IAS 19 which amounts to 22,971 million yen.

(e)	Financial instruments measured at fair value

The tables below represent the financial instruments measured at fair value on a recurring basis by level as of March 31, 2019 and March 31, 2018.

As of March 31, 2019

Financial assets measured at fair value

	(Millions of Yen)
	Level 1	Level 2	Level 3	Total
FVPL
Other financial assets
Derivatives	—	590	—	590
FVOCI
Other financial assets
Equity instruments	638,768	—	79,702	718,470
Derivatives	—	13,466	—	13,466

Financial liabilities measured at fair value

	(Millions of Yen)
	Level 1	Level 2	Level 3	Total
FVPL
Other financial liabilities
Derivatives	—	258	—	258
FVOCI
Other financial liabilities
Derivatives	—	7,260	—	7,260

Derivatives included in FVOCI represent the effective portion of hedging instruments designated in cash flow hedge.

As of March 31, 2018

Financial assets measured at fair value

	(Millions of Yen)
	Level 1	Level 2	Level 3	Total
FVPL
Other financial assets
Derivatives	—	61	—	61
FVOCI
Other financial assets
Equity instruments	847,645	—	78,819	926,465
Derivatives	—	13,388	—	13,388

Financial liabilities measured at fair value

	(Millions of Yen)
	Level 1	Level 2	Level 3	Total
FVPL
Other financial liabilities
Derivatives	—	329	—	329
FVOCI
Other financial liabilities
Derivatives	—	6,917	—	6,917

Derivatives included in FVOCI represent the effective portion of hedging instruments designated in cash flow hedge.

The changes of equity instruments measured at Level 3 are as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Balance at beginning of the year	78,819	83,237
Net changes in fair value	1,122	1,197
Acquisitions	116	54
Sale / settlements	(641)	(2,106)
Other	286	(3,562)
Balance at end of the year	79,702	78,819

(f)	Equity instruments measured at fair value through other comprehensive income (“FVOCI”)

(i)	Fair value of significant equity instruments measured at FVOCI by name

As of March 31, 2019	Amount (Millions of Yen)
Toyota Motor Corporation	80,312
POSCO	70,952
Suzuki Motor Corporation	38,006
Recruit Holdings	37,110
Central Japan Railway Company	30,633

As of March 31, 2018	Amount (Millions of Yen)
POSCO	96,996
Toyota Motor Corporation	79,778
SUMCO Corporation	64,783
Suzuki Motor Corporation	44,462
Vallourec S.A.	37,466

(ii)	Fair value at the time of derecognition for assets that were derecognized and cumulative gains or losses on disposal

The Group derecognizes certain financial assets that are measured at fair value through other comprehensive income as a result of disposals through sale occurring as a result of review of business relationships.

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Fair value at the time of derecognition	83,726	37,532
Cumulative gains or losses on disposal (net of tax)	14,679	6,542

(iii)	Dividends recognized for the equity investments measured at FVOCI during the reporting period

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Investment derecognized in the reporting period	2,168	865
Investment held at the end of reporting period	17,988	16,967

Total	20,156	17,832

(3)	Fair value of financial instruments

Financial instruments measured at amortized cost

The fair value of financial assets and financial liabilities measured at amortized cost is as follows:

	(Millions of Yen)
As of March 31, 2019	Carrying amount	Fair value
		Level 1	Level 2	Level 3
Financial assets (Current)
Other financial assets
Debt instruments	12,844	9,498	0	3,345
Financial assets (Non-current)
Other financial assets
Debt instruments	84,211	11	7,512	76,699
Financial liabilities (Current)
Bonds and borrowings	506,571	60,386	—	446,571
Financial liabilities (Non-current)
Bonds and borrowings	1,815,905	224,669	—	1,618,043

	(Millions of Yen)
As of March 31, 2018	Carrying amount	Fair value
		Level 1	Level 2	Level 3
Financial assets (Current)
Other financial assets
Debt instruments	12,351	1,233	3,103	8,018
Financial assets (Non-current)
Other financial assets
Debt instruments	74,538	23	5,497	69,015
Financial liabilities (Current)
Bonds and borrowings	496,833	86,080	—	411,133
Financial liabilities (Non-current)
Bonds and borrowings	1,611,153	215,686	—	1,415,613

The tables do not include financial assets and liabilities measured at amortized cost whose fair values approximate their carrying amounts.

Valuation techniques used to measure the fair value of financial instruments measured at amortized cost

-	The fair value of a marketable financial asset is measured with reference to its market price.

-	The fair value of a non-marketable financial asset is measured with reference to the price quoted by financial institutions.

-	The fair value of a bond is measured with reference to its market price.

-	The fair value of a borrowing is measured at the present value of the total amounts of principal and interest discounted by the Group’s incremental borrowing rate with a similar term.

(4)	Risk management

The Group is exposed to various financial risks (market risk, credit risk and liquidity risk) arising from its business activities and implements risk management processes to minimize these financial risks.

(a)	Market risk management

(i)	Foreign currency risk

Trade receivables denominated in foreign currencies arising from exports of products are exposed to foreign currency risk.

Trade payables, notes payable and other payables are, in principle, come due within one year. Certain trade payables are denominated in foreign currencies arising from imports of raw materials and exposed to foreign currency risk.

The Group enters into forward exchange contracts and currency swaps to hedge foreign exchange risk arising from sales and capital transactions and investing and financing activities of the Group.

Derivative transactions are executed in accordance with the internal derivative transaction policy. According to the internal l derivative transaction policy, the policy for entering into a derivative transaction of financial instruments is discussed and approved by the Financial Management Committee and reported as necessary at the Board of Directors’ meeting. Subsequently the Financial Controller approves the implementation of derivatives within the approved authority limits and reports that transaction amounts as well as gains or losses arising from derivative transactions to the Financial Management Committee on a regular basis.

The Group’s principal foreign currency risk exposures for the years ended March 31, 2018 and 2019 are as follows.

	(Millions of USD)
	As of March 31, 2019	As of March 31, 2018
Net exposure (liability)	78	(174)

Impacts on profit before income taxes in the consolidated statements of profit or loss if Japanese yen were to appreciate by 1% against the U.S. Dollar at the end of the reporting period are as follows. In this analysis, the impacts on the assets and liabilities denominated in foreign currencies as of March 31, 2018 and 2019 are estimated by assuming that variables, such as outstanding balances and interest rates, are constant.

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Impacts on profit before income taxes	(86)	185

(ii)	Interest rate risk

Certain bonds and long-term borrowings are floating-rates debts. The interest expenses vary depending on interest rates.

The Group enters into interest rate swap contracts to mitigate the risk of interest rate fluctuations.

Impacts on income taxes in the consolidated statements of profit or loss if interest rates were to increase by 1% at the end of the reporting period are as follows. In this analysis, all other variables are assumed to be constant.

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Impacts on profit before income taxes	(6,043)	(5,787)

(iii)	Market price fluctuation risk

Marketable equity instruments mainly represent the shares of trade counterparties for which are purchased to strengthen business alliances and are exposed to market price fluctuation risk. The Group monitors the market price on a regular basis and regularly evaluates the necessity to retain the respective investments.

(b)	Credit risk management

In accordance with the internal credit management policy, the Group shares customer credit records with related departments, and provides for credit protection measures as necessary. Trade receivables, including notes and accounts receivable, are exposed to the credit risk of customers. The Group limits transactions to customers who are also the principal suppliers of the Group such that the trade receivables due from the customers may be offset with the trade payables and borrowings, or to customers with high credit ratings where and the Group concludes that there are limited credit risks.

(i)	Credit risk exposure

The total amount of the contractual amounts of financial guarantees and loan commitments and the carrying amount of financial assets (net of impairment) represents its maximum exposure to credit risk without taking into account of any collaterals held.

For the credit risk exposure, the Group recognizes the allowance for doubtful accounts by measuring the lifetime expected credit losses.

Allowance for doubtful accounts with respect to trade receivables is assessed by multiplying the carrying amount of trade receivables by the rate of historical credit losses on an individual basis.

(ii)	Financial assets subject to allowance for doubtful accounts

The aging of trade and other receivables is as follows:

	(Millions of Yen)
Days past due	As of March 31, 2019	As of March 31, 2018
Current	964,845	831,985
Within 90 days	4,991	1,684
Over 90 days and within 1 year	729	363
Over 1 year	173	108

Total	970,740	834,142

(iii)	Changes in allowance for doubtful accounts

The changes in allowance for doubtful accounts are as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Balance at beginning of the year	5,878	5,854
Increase during the year	1,776	1,529
Decrease during the year	(696)	(1,513)
Other	183	7
Balance at end of the year	7,142	5,878

(c)	Liquidity risk management

The Group manages its liquidity risk on financing activities (the risk that debts cannot be paid by the due dates) by preparing and regularly updating a cash flow forecast based on the reports obtained from respective departments. Furthermore, the Group has a line of credit to cover for unforeseen circumstances.

The Group has entered into commitment line agreements with financial institutions to manage its working capital requirements effectively. As of March 31, 2019, the balance of borrowings related to those agreements was zero. The available credit balance under these agreements was 666,096 million yen and 650,933 million yen as of March 31, 2019, and 2018, respectively.

The figures below show the remaining amount of the Group’s financial liabilities by contractual maturity at the end of the reporting period, but do not contain financial guarantees where the Group is obligated to make payments on the obligations arising from financial guarantee contracts. The maximum amounts of guarantees that are extended by the Group are described in Note 34 “Loan Guarantees”.

As of March 31, 2019

	(Millions of Yen)
	Carrying amount	Total contractual cash flow	Within 1 year	Over 1 year but within 5 years	Over 5 years
Trade and other payables	1,611,403	1,611,403	1,611,403	—	—
Borrowings	1,922,476	1,922,476	326,571	657,235	938,670
Bonds	280,000	280,000	60,000	100,000	120,000
Lease liabilities	46,754	46,754	8,783	21,034	16,936
Commercial paper	120,000	120,000	120,000	—	—
Derivatives	7,519	7,019	2,656	4,363	—

Total	3,988,154	3,987,654	2,129,414	782,633	1,075,606

As of March 31, 2018

	(Millions of Yen)
	Carrying amount	Total contractual cash flow	Within 1 year	Over 1 year but within 5 years	Over 5 years
Trade and other payables	1,580,597	1,580,597	1,580,597	—	—
Borrowings	1,723,290	1,723,290	322,133	584,131	817,024
Bonds	295,696	295,700	85,700	140,000	70,000
Lease liabilities	49,768	49,768	8,550	22,582	18,635
Commercial paper	89,000	89,000	89,000	—	—
Derivatives	7,246	8,080	2,279	5,478	323

Total	3,745,600	3,746,436	2,088,260	752,192	905,983

(5)	Derivatives

(a)	Impacts on the consolidated statement of financial position

(i)	Derivative assets and liabilities designated as hedging instruments

As of March 31, 2019

		(Millions of Yen)
Types of hedges	Derivative assets and liabilities	Notional amount		Carrying amount (Fair value)
		Total	Settlement in excess of one year	Assets	Liabilities
Cash flow hedge	Foreign exchange forward contract	217,369	6,762	1,752	750
	Interest rate swap	264,704	252,848	730	6,509
	Currency swap	67,353	66,280	9,462	—
	Commodity swap	2,529	1,058	1,519	—

Total		551,957	326,949	13,466	7,260

As of March 31, 2018

		(Millions of Yen)
Types of hedges	Derivative assets and liabilities	Notional amount		Carrying amount (Fair value)
		Total	Settlement in excess of one year	Assets	Liabilities
Cash flow hedge	Foreign exchange forward contract	246,189	9,113	1,069	303
	Interest rate swap	275,939	258,741	601	6,613
	Currency swap	83,244	67,353	11,665	—
	Commodity swap	321	217	52	—

Total		605,695	335,425	13,388	6,917

The carrying amount (fair value) of derivative assets are included in “Other financial assets”. The carrying amount (fair value) of derivative liabilities are included in “Other financial liabilities”. The changes in the fair value of the hedged item that are used as the basis for recognition of the ineffective portion is not disclosed as the amount is immaterial.

(ii)	Derivative assets and liabilities not designated as hedges

	(Millions of Yen)
	As of March 31, 2019		As of March 31, 2018
	Assets	Liabilities	Assets	Liabilities
Foreign exchange forward contract	492	248	4	381
Interest swap	—	—	2	—
Currency swap	97	10	118	11

Total	590	258	124	392

(b)	Changes in fair value of cash flow hedges

The changes in fair value of hedging instruments designated as cash flow hedges of the Group recognized in other comprehensive income in the consolidated statements of comprehensive income or loss are as follows.

Year ended March 31, 2019

	(Millions of Yen)
Risk classification	Beginning of the year	Changes in fair value of cash flow hedge recognized in the other comprehensive income	Amount transferred to profit or loss from other components of equity as a reclassification adjustment	End of the year	The account in which the reclassification adjustment to profit or loss is recognized
Foreign currency risk	426	4,407	(4,186)	646	Other operating income/Other operating expenses
Interest rate risk	(5,559)	228	5	(5,326)	Finance income/Finance costs
Other	52	1,519	(52)	1,519	—

Total	(5,080)	6,155	(4,234)	(3,159)

Year ended March 31, 2018
	(Millions of Yen)
Risk classification	Beginning of the year	Changes in fair value of cash flow hedge recognized in the other comprehensive income	Amount transferred to profit or loss from other components of equity as a reclassification adjustment	End of the year	The account in which the reclassification adjustment to profit or loss is recognized
Foreign currency risk	(682)	(3,626)	4,734	426	Other operating income/Other operating expenses
Interest rate risk	(6,762)	1,222	(18)	(5,559)	Finance income/Finance costs
Other	37	52	(37)	52	—

Total	(7,407)	(2,351)	4,678	(5,080)